TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes Recoverable
VAT recoverable	$ 2,652	$ 3,144
GST recoverable	42	82
Income taxes recoverable	2,789	2,117
Total taxes recoverable	$ 5,483	$ 5,343